UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUND - 55.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A*                                         3,300,918   $      33,669
                                                                  -------------
Total Fixed Income Fund
   (Cost $34,563) ($ Thousands)                                          33,669
                                                                  -------------
EQUITY FUNDS - 24.6%
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                    1,177,469          12,776
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                           38,493             725
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                       42,416             718
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                 78,732             730
                                                                  -------------
Total Equity Funds
   (Cost $13,984) ($ Thousands)                                          14,949
                                                                  -------------
MONEY MARKET FUND (A) - 20.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                           12,203,706          12,204
                                                                  -------------
Total Money Market Fund
   (Cost $12,204) ($ Thousands)                                          12,204
                                                                  -------------
Total Investments - 100.0%
   (Cost $60,751) ($ Thousands)+                                  $      60,822
                                                                  =============

Percentages are based on Net Assets of $60,809 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $60,831 ($ Thousands), and the unrealized appreciation and depreciation were $1,027 ($ Thousands) and $(1,036) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUND - 59.5%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A*                                         4,898,039   $      49,960
                                                                  -------------
Total Fixed Income Fund
   (Cost $51,272) ($ Thousands)                                          49,960
                                                                  -------------
EQUITY FUNDS - 39.5%
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                            500,494           6,722
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                    2,083,137          22,602
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                           68,945           1,299
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                       76,795           1,300
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                141,142           1,308
                                                                  -------------
Total Equity Funds
   (Cost $29,788) ($ Thousands)                                          33,231
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                              842,735             843
                                                                  -------------
Total Money Market Fund
   (Cost $843) ($ Thousands)                                                843
                                                                  -------------
Total Investments - 100.0%
   (Cost $81,903) ($ Thousands)+                                  $      84,034
                                                                  =============

Percentages are based on Net Assets of $84,071 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $82,055 ($ Thousands), and the unrealized appreciation and depreciation were $3,540 ($ Thousands) and $(1,561) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Moderate Growth Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS - 59.7%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            118,893   $       2,073
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          2,140,348          28,745
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                    7,151,532          77,595
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A*                                           241,417           4,548
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      268,932           4,553
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                494,243           4,582
                                                                  -------------
Total Equity Funds
   (Cost $110,436) ($ Thousands)                                        122,096
                                                                  -------------
FIXED INCOME FUNDS - 39.4%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                          6,278,676          64,042
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            781,821           8,217
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    1,040,405           8,240
                                                                  -------------
Total Fixed Income Funds
   (Cost $82,994) ($ Thousands)                                          80,499
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            2,081,363           2,081
                                                                  -------------
Total Money Market Fund
   (Cost $2,081) ($ Thousands)                                            2,081
                                                                  -------------
Total Investments - 100.1%
   (Cost $195,511) ($ Thousands)+                                  $    204,676
                                                                  =============

Percentages are based on Net Assets of $204,467 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $195,992 ($ Thousands), and the unrealized appreciation and depreciation were $12,176 ($ Thousands) and $(3,492) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Moderate Growth Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 59.7%
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          1,932,891   $      25,959
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                    8,103,310          87,921
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A*                                           272,425           5,132
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      299,956           5,078
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                554,107           5,137
                                                                   ------------
Total Equity Funds
   (Cost $117,286) ($ Thousands)                                        129,227
                                                                   ------------
FIXED INCOME FUND - 39.3%
   SEI Institutional Managed Trust
   Core Fixed Income Fund,
   Class A                                            8,354,217          85,213
                                                                  -------------
Total Fixed Income Fund
   (Cost $87,232) ($ Thousands)                                          85,213
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            2,214,827           2,215
                                                                  -------------
Total Money Market Fund
   (Cost $2,215) ($ Thousands)                                            2,215
                                                                  -------------
Total Investments - 100.0%
   (Cost $206,733) ($ Thousands)+                                  $    216,655
                                                                  =============

Percentages are based on Net Assets of $216,664 ($ Thousands).

*     Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $206,768 ($ Thousands), and the unrealized appreciation and depreciation were $12,562 ($ Thousands) and $(2,675) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Growth Fund
December 31, 2007

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
-------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS - 79.8%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            306,283   $       5,342
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          3,559,851          47,809
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A*                                  12,332,617         133,809
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                          415,748           7,833
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      456,849           7,734
     SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                847,778           7,859
                                                                  -------------
Total Equity Funds
   (Cost $190,456) ($ Thousands)                                        210,386
                                                                  -------------
FIXED INCOME FUNDS - 19.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                          3,933,605          40,122
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            509,387           5,354
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      677,875           5,369
                                                                  -------------
Total Fixed Income Funds
   (Cost $52,592) ($ Thousands)                                          50,845
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            2,710,001           2,710
                                                                  -------------
Total Money Market Fund
   (Cost $2,710) ($ Thousands)                                            2,710
                                                                  -------------
Total Investments - 100.1%
   (Cost $245,758) ($ Thousands)+                                 $     263,941
                                                                  =============

Percentages are based on Net Assets of $263,747 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Schedule of Investments as of December 31, 2007 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $246,148 ($ Thousands), and the unrealized appreciation and depreciation were $20,625 ($ Thousands) and $(2,832) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Stock Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS - 99.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            151,727   $       2,646
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          2,289,161          30,743
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A*                                   7,732,444          83,897
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                          257,952           4,860
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      287,362           4,865
                                                                  -------------
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                528,060           4,895
                                                                  -------------
Total Equity Funds
   (Cost $121,579) ($ Thousands)                                        131,906
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            1,320,621           1,321
                                                                  -------------
Total Money Market Fund
   (Cost $1,321) ($ Thousands)                                            1,321
                                                                  -------------
Total Investments - 100.1%
   (Cost $122,900) ($ Thousands)+                                 $     133,227
                                                                  =============

Percentages are based on Net Assets of $133,135 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Schedule of Investments as of December 31, 2007 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $123,291 ($ Thousands), and the unrealized appreciation and depreciation were $10,600 ($ Thousands) and $(664) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified U.S. Stock Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.2%

EQUITY FUNDS - 99.3%
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A*                                   6,071,792   $      65,879
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                          201,069           3,788
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      224,858           3,807
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                409,899           3,800
                                                                  -------------
Total Equity Funds
   (Cost $72,365) ($ Thousands)                                          77,274
                                                                  -------------
MONEY MARKET FUND (A) - 0.9%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                              732,951             733
                                                                  -------------
Total Money Market Fund
   (Cost $733) ($ Thousands)                                                733
                                                                  -------------
Total Investments - 100.2%
   (Cost $73,098) ($ Thousands)+                                  $      78,007
                                                                  =============

Percentages are based on Net Assets of $77,882 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Schedule of Investments as of December 31, 2007 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $73,136 ($ Thousands), and the unrealized appreciation and depreciation were $5,252 ($ Thousands) and $(381) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUNDS - 81.8%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                            544,659   $       5,556
   SEI Institutional Managed Trust
     Enhanced Income Fund,
     Class A*                                         3,714,259          35,024
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      727,083           5,759
                                                                  -------------
Total Fixed Income Funds
   (Cost $48,694) ($ Thousands)                                          46,339
                                                                  -------------
EQUITY FUNDS - 17.9%
   SEI Institutional Managed Trust
     Global Managed Volatility
     Fund, Class A                                      267,250           2,817
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                          118,234           1,712
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                            442,456           5,615
                                                                  -------------
Total Equity Funds
   (Cost $8,731) ($ Thousands)                                           10,144
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                              141,960             142
                                                                  -------------
Total Money Market Fund
   (Cost $142) ($ Thousands)                                                142
                                                                  -------------
Total Investments - 100.0%
   (Cost $57,567) ($ Thousands)+                                  $      56,625
                                                                  =============

Percentages are based on Net Assets of $56,627 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Enhanced Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Enhanced Income Fund seeks to provide capital appreciation and income. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Enhanced Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $57,628 ($ Thousands), and the unrealized appreciation and depreciation were $1,413 ($ Thousands) and $(2,416) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 59.3%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         257,838   $       3,733
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                           592,611           7,521
                                                                  -------------
Total Equity Funds
   (Cost $10,322) ($ Thousands)                                          11,254
                                                                  -------------
FIXED INCOME FUND - 40.4%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     967,092           7,659
                                                                  -------------
Total Fixed Income Fund
   (Cost $8,122) ($ Thousands)                                            7,659
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                              49,980              50
                                                                  -------------
Total Money Market Fund
   (Cost $50) ($ Thousands)                                                  50
                                                                  -------------
Total Investments - 100.0%
   (Cost $18,494) ($ Thousands)+                                  $      18,963
                                                                  =============

Percentages are based on Net Assets of $18,961 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $18,524 ($ Thousands), and the unrealized appreciation and depreciation were $957 ($ Thousands) and $(518) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUNDS - 66.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                         1,469,225   $      14,986
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                   6,619,191          62,419
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   2,900,241          22,970
                                                                  -------------
Total Fixed Income Funds
   (Cost $104,968) ($ Thousands)                                        100,375
                                                                  -------------
EQUITY FUNDS - 33.7%
   SEI Institutional Managed Trust
      Global Managed Volatility
      Fund, Class A                                   1,431,887          15,092
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         617,927           8,948
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         2,141,385          27,174
                                                                  -------------
Total Equity Funds
   (Cost $46,451) ($ Thousands)                                          51,214
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             388,968             389
                                                                  -------------
Total Money Market Fund
   (Cost $389) ($ Thousands)                                                389
                                                                  -------------
Total Investments - 100.0%
   (Cost $151,808) ($ Thousands)+                                 $     151,978
                                                                  =============

Percentages are based on Net Assets of $152,042 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $152,202 ($ Thousands), and the unrealized appreciation and depreciation were $4,763 ($ Thousands) and $(4,987) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 66.7%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         671,446   $       9,723
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         1,590,659          20,185
                                                                  -------------
Total Equity Funds
   (Cost $26,457) ($ Thousands)                                          29,908
                                                                  -------------
FIXED INCOME FUND - 33.1%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,873,762          14,840
                                                                  -------------
Total Fixed Income Fund
   (Cost $15,966) ($ Thousands)                                          14,840
                                                                  -------------
MONEY MARKET FUND (A) - 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             113,259             113
                                                                  -------------
Total Money Market Fund
   (Cost $113) ($ Thousands)                                                113
                                                                  -------------
Total Investments - 100.0%
   (Cost $42,536) ($ Thousands)+                                  $      44,861
                                                                  =============

Percentages are based on Net Assets of $44,856 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $42,659 ($Thousands), and the unrealized appreciation and depreciation were $3,328 ($ Thousands) and $(1,126) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 99.9%

FIXED INCOME FUNDS - 54.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                        10,772,461   $     109,879
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                  11,071,852         104,408
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  10,494,585          83,117
                                                                  -------------

Total Fixed Income Funds
   (Cost $308,122) ($ Thousands)                                        297,404
                                                                  -------------

EQUITY FUNDS - 45.6%
   SEI Institutional Managed Trust
      Global Managed Volatility
      Fund, Class A                                   7,775,899          81,957
   SEI Institutional Managed Trust
      Large Cap Growth Fund,
      Class A                                         1,162,242          27,464
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                   1,344,878          27,045
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                       2,248,793          32,563
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         6,468,839          82,090
                                                                  -------------

Total Equity Funds
   (Cost $231,473) ($ Thousands)                                        251,119
                                                                  -------------

MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                           1,394,741           1,395
                                                                  -------------

Total Money Market Fund
   (Cost $1,395) ($ Thousands)                                            1,395
                                                                  -------------

Total Investments - 99.9%
   (Cost $540,990) ($ Thousands)+                                 $     549,918
                                                                  =============

Percentages are based on Net Assets of $550,308 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $541,865 ($ Thousands), and the unrealized appreciation and depreciation were $21,434 ($ Thousands) and $(13,381) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 81.7%
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           918,583   $      12,337
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         828,168          11,992
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A                                         1,737,058          24,579
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         4,942,721          62,723
                                                                  -------------

Total Equity Funds
   (Cost $98,376) ($ Thousands)                                         111,631
                                                                  -------------

FIXED INCOME FUND - 18.0%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   3,101,524          24,564
                                                                  -------------

Total Fixed Income Fund
   (Cost $26,378) ($ Thousands)                                          24,564
                                                                  -------------

MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             356,863             357
                                                                  -------------

Total Money Market Fund
   (Cost $357) ($ Thousands)                                                357
                                                                  -------------

Total Investments - 100.0%
   (Cost $125,111) ($ Thousands)+                                 $     136,552
                                                                  =============

Percentages are based on Net Assets of $136,541 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $125,348 ($ Thousands), and the unrealized appreciation and depreciation were $13,368 ($ Thousands) and $(2,164) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Aggressive Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 99.5%

EQUITY FUNDS - 79.2%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           542,631   $       9,463
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         6,180,270          83,001
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha
      Fund, Class A                                  20,037,824         217,411
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A*                                          955,771          18,007
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   1,082,418          18,325
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified
      Alpha Fund, Class A                             1,936,645          17,953
                                                                  -------------

Total Equity Funds
   (Cost $352,891) ($ Thousands)                                        364,160
                                                                  -------------

FIXED INCOME FUNDS - 20.0%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         4,340,988          45,624
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   5,857,377          46,390
                                                                  -------------

Total Fixed Income Funds
   (Cost $96,337) ($ Thousands)                                          92,014
                                                                  -------------

MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                           1,487,646           1,488
                                                                  -------------

Total Money Market Fund
   (Cost $1,488) ($ Thousands)                                            1,488
                                                                  -------------

Total Investments - 99.5%
   (Cost $450,716) ($ Thousands)+                                 $     457,662
                                                                  =============

Percentages are based on Net Assets of $459,836 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $451,309 ($ Thousands), and the unrealized appreciation and depreciation were $15,255 ($ Thousands) and $(8,902) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Aggressive Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 87.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           136,067   $       2,373
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         1,414,673          18,999
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                        4,684,412          66,285
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                         1,317,114          16,582
                                                                  -------------
Total Equity Funds
   (Cost $92,101) ($ Thousands)                                         104,239
                                                                  -------------
FIXED INCOME FUNDS - 11.9%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           681,034           7,158
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     880,584           6,974
                                                                  -------------
Total Fixed Income Funds
   (Cost $14,882) ($ Thousands)                                          14,132
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             299,095             299
                                                                  -------------
Total Money Market Fund
   (Cost $299) ($ Thousands)                                                299
                                                                  -------------
Total Investments - 100.0%
   (Cost $107,282) ($ Thousands)+                                 $     118,670
                                                                  =============

Percentages are based on Net Assets of $118,664 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $107,667 ($ Thousands), and the unrealized appreciation and depreciation were $12,018 ($ Thousands) and $(1,015) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUNDS - 60.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                         5,501,970   $      56,121
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           529,911           5,569
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     715,106           5,664
                                                                  -------------
Total Fixed Income Funds
   (Cost $68,567) ($ Thousands)                                          67,354
                                                                  -------------
EQUITY FUNDS - 39.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            64,934           1,132
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           765,125          10,276
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha
      Fund, Class A                                   2,459,986          26,691
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A*                                          117,100           2,206
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     129,868           2,199
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified
      Alpha Fund, Class A                               238,207           2,208
                                                                  -------------
Total Equity Funds
   (Cost $41,694) ($ Thousands)                                          44,712
                                                                  -------------
MONEY MARKET FUND (A) - 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             277,483             277
                                                                  -------------
Total Money Market Fund
   (Cost $277) ($ Thousands)                                                277
                                                                  -------------
Total Investments - 100.0%
   (Cost $110,538) ($ Thousands)+                                 $     112,343
                                                                  =============

Percentages are based on Net Assets of $112,337 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $110,810 ($ Thousands), and the unrealized appreciation and depreciation were $3,530 ($ Thousands) and $(1,997) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 87.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            30,687   $         535
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           319,335           4,289
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                        1,055,623          14,937
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                           294,907           3,713
                                                                  -------------
Total Equity Funds
   (Cost $19,940) ($ Thousands)                                          23,474
                                                                  -------------
FIXED INCOME FUNDS - 11.9%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           154,322           1,622
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     197,535           1,564
                                                                  -------------
Total Fixed Income Funds
   (Cost $3,376) ($ Thousands)                                            3,186
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                              66,258              66
                                                                  -------------
Total Money Market Fund
   (Cost $66) ($ Thousands)                                                  66
                                                                  -------------
Total Investments - 100.0%
   (Cost $23,382) ($ Thousands)+                                  $      26,726
                                                                  =============

Percentages are based on Net Assets of $26,725 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $23,422 ($ Thousands), and the unrealized appreciation and depreciation were $3,494 ($ Thousands) and $(190) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 99.5%

EQUITY FUNDS - 59.3%
   SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A                                      464,938   $       8,109
   SEI Institutional International
     Trust International Equity
     Fund, Class A                                    8,433,763         113,265
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                   25,356,380         275,116
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                  1,257,192          23,685
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                    1,386,189          23,468
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                              3,409,700          31,608
                                                                  -------------
Total Equity Funds
   (Cost $450,807) ($ Thousands)                                        475,251
                                                                  -------------
FIXED INCOME FUNDS - 40.0%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                 19,641,147         200,340
   SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A                                    5,318,547          55,898
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    8,133,540          64,418
                                                                  -------------
Total Fixed Income Funds
   (Cost $329,095) ($ Thousands)                                        320,656
                                                                  -------------
MONEY MARKET FUND (A) - 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            1,944,934           1,945
                                                                  -------------
Total Money Market Fund
   (Cost $1,945) ($ Thousands)                                            1,945
                                                                  -------------
Total Investments - 99.5%
   (Cost $781,847) ($ Thousands)+                                 $     797,852
                                                                  =============

Percentages are based on Net Assets of $802,252 ($ Thousands).

*     Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $783,040 ($ Thousands), and the unrealized appreciation and depreciation were $29,418 ($ Thousands) and $(14,606) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 87.9%
   SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A                                      236,010   $       4,116
   SEI Institutional International
     Trust International Equity
     Fund, Class A                                    2,454,986          32,970
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         8,040,882         113,778
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                          2,253,814          28,376
                                                                  -------------
Total Equity Funds
   (Cost $155,951) ($ Thousands)                                        179,240
                                                                  -------------
FIXED INCOME FUNDS - 11.8%
   SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A                                    1,169,946          12,297
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    1,498,663          11,869
                                                                  -------------
Total Fixed Income Funds
   (Cost $25,521) ($ Thousands)                                          24,166
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A,
     4.64%                                              519,930             520
                                                                  -------------
Total Money Market Fund
   (Cost $520) ($ Thousands)                                                520
                                                                  -------------
Total Investments - 100.0%
   (Cost $181,992) ($ Thousands)+                                 $     203,926
                                                                  =============

Percentages are based on Net Assets of $203,924 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $182,474 ($ Thousands), and the unrealized appreciation and depreciation were $23,001 ($ Thousands) and $(1,549) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Asset Allocation Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, President & CEO


Date February 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, President & CEO


Date February 25, 2008

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO


Date February 25, 2008

* Print the name and title of each signing officer under his or her signature.